SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
Summarized activity in the allowance for doubtful accounts

MILLIONS	2011	2010	2009
Beginning balance	$45	$52	$44
Bad debt expense	15	18	27
Write-offs	(16)	(20)	(23)
Other(a)	5	(5)	4
Ending balance	$49	$45	$52

(a)   Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Changes in the carrying amount of goodwill

	U.S.	U.S.
	CLEANING &	OTHER	INTER-
MILLIONS	SANITIZING	SERVICES	NATIONAL	NALCO(b)	TOTAL
December 31, 2009	$446.8	$50.5	$916.8	—	$1,414.1
Business acquisitions(a)	7.6	—	0.7	—	8.3
Business disposals	—	—	(2.6)	—	(2.6)
Foreign currency translation	—	—	(90.5)	—	(90.5)
December 31, 2010	454.4	50.5	824.4	—	1,329.3

Business acquisitions(a)	89.2	—	5.1	$4,403.9	4,498.2
Foreign currency translation	—	—	27.8	—	27.8
December 31, 2011	$543.6	$50.5	$857.3	$4,403.9	$5,855.3

(a)  For 2011, $89.2 million of goodwill acquired is expected to be tax deductible. For 2010, goodwill acquired is not expected to be tax deductible.

(b)  The Nalco amount is presented in total as allocated amounts by segment are not currently available.

Weighted-average useful life by type of asset
    The weighted-average useful life by type of amortizable asset at December 31, 2011 is as follows:   NUMBER OF YEAR
Customer relationships	15
Trademarks	17
Patents	14
Other technology	8

Future estimated amortization expenses
  MILLIONS
2009	$42
2010	41
2011	62
2012	238
2013	236
2014	225
2015	221
2016	217

Basic and diluted earnings attributable to Ecolab per share

MILLIONS EXCEPT PER SHARE	2011	2010	2009
Net income attributable to Ecolab	$462.5	$530.3	$417.3
Weighted-average common shares outstanding
Basic	236.9	233.4	236.7
Effect of dilutive stock options, units and awards	5.2	4.2	3.2
Diluted	242.1	237.6	239.9
Earnings attributable to Ecolab per common share
Basic	$1.95	$2.27	$1.76
Diluted	$1.91	$2.23	$1.74
Anti-dilutive securities excluded from the computation of earnings per share	4.7	6.2	11.4